Geographic Information and Concentrations of Risk - Schedule of f Long Lived Assets (Details) - USD ($) $ in Millions	Dec. 27, 2024	Jun. 28, 2024	Jun. 30, 2023
Disaggregation Of Long Lived Assets [Line Items]
Property, plant and equipment, Net	$ 579	$ 791
The Flash Business of Western Digital Corporation [Member]
Disaggregation Of Long Lived Assets [Line Items]
Property, plant and equipment, Net		791	$ 933
The Flash Business of Western Digital Corporation [Member] | UNITED STATES
Disaggregation Of Long Lived Assets [Line Items]
Property, plant and equipment, Net		77	154
The Flash Business of Western Digital Corporation [Member] | CHINA
Disaggregation Of Long Lived Assets [Line Items]
Property, plant and equipment, Net		249	298
The Flash Business of Western Digital Corporation [Member] | MALAYSIA
Disaggregation Of Long Lived Assets [Line Items]
Property, plant and equipment, Net		388	390
The Flash Business of Western Digital Corporation [Member] | Asia Pacific [Member]
Disaggregation Of Long Lived Assets [Line Items]
Property, plant and equipment, Net		4	4
The Flash Business of Western Digital Corporation [Member] | EMEA [Member]
Disaggregation Of Long Lived Assets [Line Items]
Property, plant and equipment, Net		$ 73	$ 87